Property, plant and equipment (Table)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	The Group uses the following annual rates in calculating depreciation:

Annual rates in calculating depreciation	Depreciation rate
Freehold land	Not depreciated
Freehold buildings and long-leasehold property (more than 50 years to run)	2-3.3%
Leasehold property over the remaining life of the lease (less than 50 years to run)	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property	6-10%
Equipment installed in freehold and leasehold property	6-10%
Computers and similar equipment	17-33%
Fixtures and fittings and other equipment	9-20%

	Investment property	Property	Equipment	Right of use assets[a]	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2022	7	4,131	3,210	1,920	9,268
Additions	—	273	313	37	623
Disposals[b]	(1)	(923)	(641)	(68)	(1,633)
Exchange and other movements	(1)	104	136	61	300
As at 31 December 2022	5	3,585	3,018	1,950	8,558
Accumulated depreciation and impairment
As at 1 January 2022	—	(2,255)	(2,586)	(872)	(5,713)
Depreciation charge	—	(181)	(227)	(206)	(614)
Impairment	—	(23)	—	(22)	(45)
Disposals[b]	—	882	630	65	1,577
Exchange and other movements	—	(65)	(61)	(21)	(147)
As at 31 December 2022	—	(1,642)	(2,244)	(1,056)	(4,942)
Net book value	5	1,943	774	894	3,616
Cost
As at 1 January 2021	10	4,002	3,091	1,934	9,037
Additions	—	274	189	32	495
Disposals	(2)	(160)	(74)	(114)	(350)
Exchange and other movements	(1)	15	4	68	86
As at 31 December 2021	7	4,131	3,210	1,920	9,268
Accumulated depreciation and impairment
As at 1 January 2021	—	(2,013)	(2,421)	(567)	(5,001)
Depreciation charge	—	(249)	(222)	(204)	(675)
Impairment	—	(106)	—	(170)	(276)
Disposals	—	136	66	60	262
Exchange and other movements	—	(23)	(9)	9	(23)
As at 31 December 2021	—	(2,255)	(2,586)	(872)	(5,713)
Net book value	7	1,876	624	1,048	3,555
Note
a    Right of use (ROU) asset balances relate to property leases under IFRS 16. Refer to Note 21 for further details.
b Disposals primarily pertain to fully depreciated assets which are not in use.